Segmented information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of segment reporting information

Total Assets by Segment	31 December 2016	31 December 2015
Bermuda	6,765,125	5,113,718
Cayman	3,393,256	3,282,319
Guernsey	1,132,663	1,391,126
Switzerland	2,173	2,713
The Bahamas	81,604	49,434
United Kingdom	151,866	788,433
Total assets before inter-segment eliminations	11,526,687	10,627,743
Less: inter-segment eliminations	(423,142)	(352,180)
Total	11,103,545	10,275,563

	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended 31 December 2016	Customer	Inter- segment
Bermuda	160,466	1,642	(7,263)	71,765	226,610	1,412	228,022	164,503	63,519
Cayman	79,644	388	2,135	41,364	123,531	(532)	122,999	60,613	62,386
Guernsey	14,469	(323)	(395)	24,623	38,374	(1,027)	37,347	35,547	1,800
Switzerland	41	—	—	3,798	3,839	—	3,839	3,366	473
The Bahamas	46	30	—	4,666	4,742	—	4,742	5,032	(290)
United Kingdom	3,814	(1,737)	1,124	3,947	7,148	1,161	8,309	20,255	(11,946)
Total before eliminations	258,480	—	(4,399)	150,163	404,244	1,014	405,258	289,316	115,942
Inter-segment eliminations	—	—	—	(2,690)	(2,690)	—	(2,690)	(2,690)	—
Total	258,480	—	(4,399)	147,473	401,554	1,014	402,568	286,626	115,942

	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended 31 December 2015	Customer	Inter- segment
Bermuda	142,488	2,600	(3,625)	61,050	202,513	(2,503)	200,010	159,474	40,536
Cayman	66,317	608	(466)	39,508	105,967	(793)	105,174	58,115	47,059
Guernsey	17,025	(427)	(103)	26,171	42,666	(1,066)	41,600	39,872	1,728
Switzerland	—	—	—	3,420	3,420	—	3,420	3,320	100
The Bahamas	8	116	—	5,295	5,419	1	5,420	5,068	352
United Kingdom	13,428	(2,897)	(1,547)	6,307	15,291	(5,076)	10,215	22,251	(12,036)
Total before eliminations	239,266	—	(5,741)	141,751	375,276	(9,437)	365,839	288,100	77,739
Inter-segment eliminations	—	—	—	(1,579)	(1,579)	—	(1,579)	(1,579)	—
Total	239,266	—	(5,741)	140,172	373,697	(9,437)	364,260	286,521	77,739

	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended 31 December 2014	Customer	Inter- segment
Bermuda	141,528	3,164	(6,425)	60,692	198,959	6,908	205,867	145,696	60,171
Cayman	58,442	928	(557)	33,515	92,328	36	92,364	58,829	33,535
Guernsey	19,303	(1,242)	(154)	26,814	44,721	4,432	49,153	39,580	9,573
Switzerland	—	—	—	2,486	2,486	—	2,486	2,867	(381)
The Bahamas	(15)	166	—	5,492	5,643	—	5,643	5,548	95
United Kingdom	19,229	(3,016)	(912)	7,717	23,018	4,312	27,330	22,164	5,166
Total before eliminations	238,487	—	(8,048)	136,716	367,155	15,688	382,843	274,684	108,159
Inter-segment eliminations	—	—	—	(1,886)	(1,886)	—	(1,886)	(1,886)	—
Total	238,487	—	(8,048)	134,830	365,269	15,688	380,957	272,798	108,159